General and administrative expenses	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
General and administrative expenses

13. General and administrative expenses

	For the six months ended
	June 30, 2026	June 30, 2025
	$	$
Consultants	608,729	557,633
Management fees (Note 14)	198,041	—
Insurance, travel and office related	180,369	146,005
Investor relations	169,310	194,174
Professional fees	137,532	255,437
Transfer agent and filing fees	80,302	18,721
	1,374,283	1,171,970